Note 8 - Other Assets (Details) - Components of Other Assets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Components of Other Assets [Abstract]
Equity method investments	$ 5,168	$ 4,946
Financing fees, net of accumulated amortization of $3,598 (December 31, 2013 - $3,328)	1,359	1,731
Other	12,960	5,579
	$ 19,487	$ 12,256